ORGANIZATION	5 Months Ended	9 Months Ended
	Jun. 03, 2014	Sep. 30, 2014
Accounting Policies [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

ProShares Trust II (the “Trust”) was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the “Shares”) in each of its twenty-two series. The twenty-two separate series are: ProShares VIX Short-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort DJ-UBS Commodity, ProShares UltraShort DJ-UBS Crude Oil, ProShares UltraShort DJ-

[1]	Effective July 1, 2014, the Fund name will change to ProShares UltraShort Bloomberg Commodity
[2]	Effective July 1, 2014, the Fund name will change to ProShares UltraShort Bloomberg Crude Oil

UBS Natural Gas[3], ProShares UltraShort Gold, ProShares UltraShort Silver, ProShares Short Euro, ProShares UltraShort Australian Dollar, ProShares UltraShort Euro, ProShares UltraShort Yen, ProShares Ultra DJ-UBS Commodity[4], ProShares Ultra DJ-UBS Crude Oil[5], ProShares Ultra DJ-UBS Natural Gas[6], ProShares Ultra Gold, ProShares Ultra Silver, ProShares Ultra Australian Dollar, ProShares Ultra Euro, ProShares Ultra Yen and ProShares Managed Futures Strategy (the “Managed Futures Fund” or “Fund”).

The registration statement for the Managed Futures Fund was first declared effective on January 30, 2013 but the unlaunched offering was subsequently terminated on April 24, 2013. The Fund has had no other operations prior to June 3, 2014 other than matters relating to its organization, its registration under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the “Sponsor”) of ownership shares at an aggregate purchase price of $200. Offering of Shares of the Managed Futures Fund has not commenced as of the date of this report. A Statement of Financial Condition for the Managed Futures Fund is presented in this Prospectus. The other twenty-one funds in the Trust are not the subject of this report.

The Managed Futures Fund seeks results that, both over a single day and over time, match (before fees and expenses) the performance of the S&P Strategic Futures Index (“SFI” or “Index”). The Index was developed by Standard & Poor’s (“S&P”) and is a long/short rules-based investable index designed to capture the economic benefit derived from both rising and declining trends in futures prices. The SFI is composed of the SFI Futures Contracts, representing unleveraged long or short positions in futures contracts in the commodity and financial markets. These Underlying Futures Contracts were selected based on fundamental characteristics and liquidity.

NOTE 1 – ORGANIZATION

ProShares Trust II (the “Trust”) was organized as a Delaware statutory trust on October 9, 2007 and offers or expects to offer from time-to-time common units of beneficial interest (the “Shares”) in each of its twenty-two series. The twenty-two separate series are: ProShares VIX Short-Term Futures ETF, ProShares VIX Mid-Term Futures ETF, ProShares Ultra VIX Short-Term Futures ETF, ProShares Short VIX Short-Term Futures ETF, ProShares UltraShort Bloomberg Commodity, ProShares UltraShort Bloomberg Crude Oil, ProShares UltraShort Bloomberg Natural Gas, ProShares UltraShort Gold, ProShares UltraShort Silver, ProShares Short Euro, ProShares UltraShort Australian Dollar, ProShares UltraShort Euro, ProShares UltraShort Yen, ProShares Ultra Bloomberg Commodity, ProShares Ultra Bloomberg Crude Oil, ProShares Ultra Bloomberg Natural Gas, ProShares Ultra Gold, ProShares Ultra Silver, ProShares Ultra Australian Dollar, ProShares Ultra Euro, ProShares Ultra Yen and ProShares Managed Futures Strategy (the “Managed Futures Fund” or “Fund”).

The registration statement for the Managed Futures Fund was first declared effective on January 30, 2013 but the unlaunched offering was subsequently terminated on April 24, 2013. The Fund has had no other operations prior to September 30, 2014 other than matters relating to its organization, its registration under the Securities Act of 1933, as amended, and the sale and issuance to ProShare Capital Management LLC (the “Sponsor”) of ownership shares at an aggregate purchase price of $200. Offering of Shares of the Managed Futures Fund has not commenced as of the date of this report. A Statement of Financial Condition for the Managed Futures Fund is presented in this Prospectus. The other twenty-one funds in the Trust are not the subject of this report.

The Managed Futures Fund seeks results that, both over a single day and over time, match (before fees and expenses) the performance of the S&P Strategic Futures Index (“SFI” or “Index”). The Index was developed by Standard & Poor’s (“S&P”) and is a long/short rules-based investable index designed to capture the economic benefit derived from both rising and declining trends in futures prices. The SFI is composed of the SFI Futures Contracts, representing unleveraged long or short positions in futures contracts in the commodity and financial markets. These Underlying Futures Contracts were selected based on fundamental characteristics and liquidity.